Note 38 Dividend income breakdown by headline (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Dividend Income Breakdown By Headline [Line Items]
Dividend income		€ 118	€ 123	€ 176
Financial assets at fair value through profit or loss, category [member]
Dividend Income Breakdown By Headline [Line Items]
Dividend income		11	15	64
Financial assets at fair value through other comprehensive income, category [member]
Dividend Income Breakdown By Headline [Line Items]
Dividend income	[1]	€ 107	€ 108	€ 112

[1]	(1) This dividend income corresponds mainly to investments held at the end of the year.